Trade Accounts Receivable, Net - Carrying Amount (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts Receivable, Net
Trade accounts receivable, net	$ 6,175,819	$ 8,131,458
U.S. Dollar
Trade Accounts Receivable, Net
Trade accounts receivable, net	437,959	330,912
Other currencies
Trade Accounts Receivable, Net
Trade accounts receivable, net		660
Currencies other than Peso
Trade Accounts Receivable, Net
Trade accounts receivable, net	$ 437,959	$ 331,572